Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                               September 21, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 180
                       (File No. 333-145463) (CIK 1408067)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 19, 2007.

                                Very truly yours,

                                Advisor's Disciplined Trust 180

                                By:  Fixed Income Securities, L.P.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President